Property, furniture and equipment, net - Summary of amortization schedule of lease liabilities (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities	S/ 234,946	S/ 269,755	S/ 341,836
2021
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities		50,771
2022
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities	46,142	43,404
2023 onwards
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities	S/ 188,804	S/ 175,580